Receivables - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended				3 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2014 Commercial Vehicles [Member]	Mar. 31, 2013 Commercial Vehicles [Member]	Mar. 31, 2014 NAFTA [Member] Contract	Mar. 31, 2013 NAFTA [Member] Contract	Mar. 31, 2014 NAFTA [Member] Concession [Member] Contract	Mar. 31, 2013 NAFTA [Member] Concession [Member] Contract	Mar. 31, 2014 LATAM [Member]	Mar. 31, 2013 LATAM [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Contractual payments period	30 days
Receivables delinquency period	120 days
Finance lease receivable, contracts					770	1,000	499	590
Finance lease receivable, pre-modification value					$ 18	$ 27	$ 9	$ 10
Finance lease receivable, post-modification value					16	24	7	9
Retail and finance lease receivable contracts that are classified as trouble debt restructuring			192	233					78	97
VAT receivables included in Other Assets	$ 365	$ 360